CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED JULY 25, 2014 TO
THE STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”) DATED MAY 1, 2014
AS SUPPLEMENTED JULY 18, 2014

Effective July 22, 2014 the Board of Trustees (“The Board”) approved the election of Vicki S. Horwitz as Secretary to the Trust in place of Megan Hadley Koehler, who resigned as Secretary of the Trust, and approved the appointment of Perkins Coie LLP as Legal Counsel to the Trust.

The table in the sub-section entitled “Principal Officers of the Trust.” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Pages 31 and 32 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Francis S.M. Chou Born: 1956	President and Principal Executive Officer	Since 2010	Chief Executive Officer, Chou America Management Inc., since 2010; Chief Executive Officer, Chou Associates Management Inc., since 1986.
Michael J. McKeen Born: 1971	Treasurer and Principal Financial Officer	Since 2010	Senior Vice President, Atlantic, since 2008.
Dennis Mason Born: 1967	Chief Compliance Officer	Since 2013	Fund Compliance Officer, Atlantic, since 2013; Senior Specialist, Atlantic, 2011-2013; Senior Analyst, Atlantic, 2008-2011.
Vicki S. Horwitz Born: 1985	Secretary	Since 2014	Associate Counsel, Atlantic, Since 2014; Senior Associate; State Street Corp., 2011-2014; Student, Boston College Law School, 2008-2011.
Zachary Tackett Born: 1988	Vice President, and Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic, Since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Timothy Bowden Born: 1969	Vice President	Since 2010	Manager, Atlantic since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic, since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic, since 2013; Senior Fund Accountant, Atlantic, 2008-2013.

The paragraph in the sub-section entitled “Legal Counsel” in the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” on Page 36 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Perkins Coie LLP, 700 Thirteenth Street N.W., Washington D.C., 20005 serves as legal counsel to the Trust.

For more information, please contact the Fund at (877) 682-6352 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.